INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) before Income Tax Benefit (Expense)
	Year Ended December 31,
	2025	2024	2023
The Netherlands	$(3,226)	$292	$2,164
Germany	(2,979)	(5,303)	828
United States of America	(117)	(1,074)	(1,620)
Spain	(280)	673	362
Israel	(10,757)	273	10,076
Other locations	522	786	506
Income (loss) before income tax expenses	$(16,837)	$(4,353)	$12,316

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2025	2024
Deferred tax assets:
Operating loss carry forwards	$17,400	$14,725
Interest loss carry forward	1,991	2,044
Allowance for credit losses	286	185
Tax credit carry forwards	372	480
Accrued expenses	264	324
Research and development expenses, net	87	151
Other	385	414
Total deferred tax assets	20,785	18,323
Deferred tax liabilities:
Depreciation of property and equipment	(125)	(199)
	20,660	18,124
Valuation allowance	(20,195)	(16,901)
Deferred tax assets, net	$465	$1,223

Schedule of Effective Income Tax Rate Reconciliation
	Year Ended December 31,
	2025		2024		2023
Netherlands statutory tax rate	$(4,344)	25.8%	$(1,124)	25.8%	$3,178	25.8%
Foreign tax effects
United States
Changes in valuation allowance	(174)	1.0%	191	(4.4)%	337	2.7%
Other	283	(1.7)%	132	(3.0)%	186	1.5%
Germany
Foreign tax rate differential	296	(1.8)%	529	(12.2)%	(83)	(0.7)%
State and local taxes	(482)	2.9%	(774)	17.8%	193	1.6%
Changes in valuation allowance	2,274	(13.5)%	907	(20.8)%	328	2.7%
Other	(1,141)	6.8%	366	(8.4)%	(243)	(2.0)%
Spain
Changes in valuation allowance	248	(1.5)%	(251)	5.8%	(68)	(0.6)%
Other	134	(0.8)%	71	(1.6)%	196	1.6%
Japan
Changes in valuation allowance	-	-	(560)	12.9%	(69)	(0.6)%
Other	41	(0.2)%	(17)	0.4%	75	0.6%
Israel
Foreign tax rate differential	301	(1.8)%	(8)	0.2%	(282)	(2.3)%
Preferred technological enterprise (1)	1,183	(7.0)%	(30)	0.7%	(1,107)	(9.0)%
Changes in valuation allowance	1,964	(11.7)%	-	-%	-	-%
Other	58	(0.3)%	121	(2.8)%	(118)	(1.0)%
Other foreign jurisdictions	166	(1.1)%	317	(7.4)%	(472)	(3.7)%
Changes in valuation allowances	829	(4.9)%	(203)	4.7%	(131)	(1.1)%
Return to provision adjustments	-	-%	(248)	5.6%	-	-%
Other	8	0.0%	129	(2.9)%	(175)	(1.3)%
Income tax expense (benefit)	1,644	(9.8)%	$(452)	10.4%	$1,745	14.2%

(1)	Preferred technological enterprise refers to deduction of 11% on the tax rate the Company has to pay in Israel, totaling 12% compared to regular tax rate of 23%.

Schedule of Cash Paid for Income Taxes, Net of Refunds
	Year Ended December 31,
	2025	2024	2023
The Netherlands	$-	$-	$-
Foreign:
Germany	318	2,182	2,178
Spain	(83)	591	141
Israel	(1,268)	2,240	3,587
Other foreign jurisdictions	154	183	103
Total cash paid for income taxes, net of refunds	$(879)	$5,196	$6,009

Schedule of Reconciliation of Unrecognized Tax Benefits
	December 31,
	2025	2024
Balance at beginning of year	$86	$86
Additions based on tax positions taken in prior years	27	-
Balance at end of year	$113	$86